Contract liability	12 Months Ended
Dec. 31, 2024
Contract liability
Contract liability
17.	Contract liability

On November 20, 2020, the Company’s wholly owned subsidiary Sapuchi completed a gold and silver stream agreement with Osisko Bermuda Ltd, a subsidiary of OGR, for US$15.0 million ($19.1 million). Under the terms of the stream agreement, Osisko Bermuda Ltd will purchase 15% of the payable gold and silver from the San Antonio gold project at a price equal to 15% of the daily per ounce gold and silver market price. The initial term of the stream agreement is for 40 years and can be renewed for successive 10-year periods. The stream is also secured with (i) a first priority lien in all of the collateral now owned or hereafter acquired; (ii) a pledge by Osisko Development of its shares of Sapuchi Minera Holdings Two B.V. and (iii) a guarantee by Osisko Development. The interest rate used to calculate the accretion on the contract liability’s financing component is 24%.

On September 26, 2022, Tintic completed a metals stream agreement with Osisko Bermuda Ltd, for US$20 million ($26.1 million). Under the terms of the stream agreement, Osisko Bermuda Ltd will receive 2.5% of the refined metal production from Tintic until 27,150 ounces of refined gold have been delivered, and thereafter Osisko Bermuda Ltd will receive 2.0% of the refined metal production from Tintic. Osisko Bermuda Ltd will make ongoing cash payments to Tintic equal to 25% of the applicable spot metal price on the business day immediately preceding the date of delivery for each ounce of refined metal delivered pursuant to the stream agreement. The stream is also secured with (i) a first ranking priority charges, pledges and security interests in, to and over all of the collateral now owned or hereafter acquired by Tintic (ii) a first ranking priority charges, pledges and security interests in, to and over all present and hereafter acquired by Tintic, Osisko US Holdco, Inc., Osisko Utah LLC, Chief Consolidated Mining Company and Osisko Development (each, a “Seller Group Entity”) (a) Pledged Shares all of the issued and outstanding equity and voting securities of a Seller Group Entity owned by another Seller Group Entity and related rights, (b) indebtedness owing by any Seller Group Entity to any other Seller Group Entity and related rights, (c) other property, assets, rights and interests in and relating to the Tintic project held or acquired by such Seller Group Entity, (d) proceeds of the foregoing; and (d) all books and records related to any of the foregoing, in all cases, subject to permitted encumbrances (as such term is defined in the stream agreement); and (iii) a trust deed.  The interest rate used to calculate the accretion on the contract liability’s financing component is 5%.

The movement of the contract liability is as follows:

	2024	2023
	($)	($)
Balance – Beginning of year	31,721	55,193
Proceeds from contract liability	(56)	(1,326)
Accretion on the contract liability’s financing component	7,850	9,302
Cumulative catch-up adjustment(i)	(78)	(34,581)
Currency translation adjustment	3,016	3,133
Balance – End of year	42,453	31,721

Current portion	109	21
Non-current portion	42,344	31,700
	42,453	31,721

(i)	As at December 31, 2023, in connection with the impairment assessment described in Note 10, the Company reviewed its expected future production to reflect the decrease in contained gold ounces in measured, indicated and inferred resources. The decrease in expected production for certain of the mining sites resulted in a catch-up adjustment of $33.6 million recorded in Impairment of assets in the consolidated statement of loss.

Under IFRS 15, the stream agreements are considered to have a significant financing component. The Company therefore records notional non-cash interest.